Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

4. Property and Equipment

At March 31, 2022 and December 31, 2021, the Company’s property and equipment consisted of the following:

(in thousands)	March 31, 2022	December 31 2021
Land	$700	$700
Land Improvements	370	370
Buildings and Improvements	12,398	12,229
Furniture and Fixtures	323	323
Computer Equipment and Software	32	32
Vehicles	109	68
Production and Processing Equipment	5,102	5,036
Leasehold Improvements	6,473	6,444
Construction in Progress	206	91
Total Property and Equipment, Gross	25,713	25,293
Less accumulated depreciation	(660)	(84)
Property and Equipment, Net	$25,053	$25,209

Depreciation expense for the period ended March 31, 2022 and the period ended March 31, 2021, totaled $576 thousand and $201 thousand, respectively, and $565 thousand and $191 thousand, was capitalized to inventory, respectively. In conjunction with the Theraplant Business Combination and True Harvest Acquisition, the basis of all property and equipment was recognized at fair value in purchase accounting and therefore, no assets were carried over with accumulated depreciation.

There were no fixed asset impairments for the period ended March 31, 2022 and March 31, 2021.

4. Property and Equipment

At December 31, 2021 and 2020, the Company’s property and equipment consisted of the following:

	Successor	Predecessor
(in thousands)	2021	2020
Land	$700	$488
Land Improvements	370	357
Buildings and Improvements	12,229	6,612
Furniture and Fixtures	323	180
Computer Equipment and Software	32	74
Vehicles	68	100
Production and Processing Equipment	5,036	4,858
Leasehold Improvements	6,444	—
Construction in Progress	91	—
Total Property and Equipment, Gross	25,293	12,669
Less accumulated depreciation	(84)	(4,596)
Property and Equipment, Net	$25,209	$8,073

Depreciation expense for the period November 27, 2021 to December 31, 2021 (Successor), the period January 1, 2021 to November 26, 2021 (Predecessor), and the year ended December 31, 2020 (Predecessor) totaled $84 thousand, $729 thousand, and $796 thousand, respectively, and $79 thousand, $693 thousand, and $757 thousand, was capitalized to inventory, respectively. In conjunction with the Theraplant Business Combination, the basis of all property and equipment was recognized at fair value in purchase accounting and therefore, no assets were carried over with accumulated depreciation.

There were no fixed asset impairments for the period November 27, 2021 to December 31, 2021 (Successor), January 1, 2021 to November 26, 2021 (Predecessor), and the year ended December 31, 2020 (Predecessor).